Retirement plans and postretirement benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Retirement plans and postretirement benefits

(4)   Retirement plans and postretirement benefits

The components of our consolidated net pension costs are set forth in the following table:

	For the six months ended June 30,

	2018	2017

(Dollars in thousands)
Service cost	$996	$992
Interest cost	2,482	2,769
Expected return on plan assets	(3,004)	(2,777)

Net cost	$474	$984

The components of our consolidated net postretirement costs are set forth in the following table:

For the six months ended June 30,

	2018	2017

(Dollars in thousands)
Service cost	$—	$1
Interest cost	502	483

Net cost	$502	$484

(12) Retirement plans and postretirement benefits

Retirement plans

On February 26, 1991, we formed our own retirement plan covering substantially all our U.S. employees. Under our plan, covered employees earned benefit payments based primarily on their service credits and wages subsequent to February 26, 1991.

Prior to that date, substantially all our U.S. employees were participants in the U.S. retirement plan of Union Carbide Corporation ("Union Carbide"). While service credit was frozen, covered employees continued to earn benefits under the Union Carbide plan based on their final average wages through February 26, 1991, adjusted for salary increases (not to exceed six percent per annum) through January 26, 1995, the date Union Carbide ceased to own a minimum 50% of the equity of GTI. The Union Carbide plan is responsible for paying retirement and death benefits earned as of February 26, 1991.

Effective January 1, 2002, we established a defined contribution plan for U.S. employees. Certain employees had the option to remain in our defined benefit plan for an additional period of up to five years. Employees not covered by this option had their benefits under our defined benefit plan frozen as of December 31, 2001, and began participating in the defined contribution plan.

Effective March 31, 2003, we curtailed our qualified benefit plan and the benefits were frozen as of that date for the U.S. employees who had the option to remain in our defined benefit plan. We also closed our non-qualified U.S. defined benefit plan for the participating salaried workforce. The employees began participating in the defined contribution plan as of April 1, 2003.

Pension coverage for employees of foreign subsidiaries is provided, to the extent deemed appropriate, through separate plans. Obligations under such plans are systematically provided for by depositing funds with trustees, under insurance policies or by book reserves.

The components of our consolidated net pension costs are set forth in the following table:

	Successor
	2017		2016		For the period August 15 through December 31, 2015
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

			(Dollars in thousands)
Service cost	$1,305	$710	$1,325	$698	$386	$281
Interest cost	5,352	199	5,744	243	2,200	94
Expected return on assets	(5,268)	(299)	(4,940)	(298)	(1,885)	(59)
Curtailment gain	—	—	—	—	—	(675)
Mark-to-market loss (gain)	(4,140)	(53)	(2,322)	(220)	716	1,843

Pension costs	$(2,751)	$557	$(193)	$423	$1,417	$1,484

	Predecessor
	For the period January 1 through August 14, 2015
	U.S.	Foreign

Service cost	$151	$98
Interest cost	854	554
Amortization of prior service cost	—	(12)

Pension costs	$1,005	$640

The mark-to-market gain in 2017 was the result of better than expected returns on assets, partially offset by an unfavorable change to the discount rate. The mark-to-market gain in 2016 was the result of better than expected returns on plan assets and favorable changes to the mortality tables, partially offset by unfavorable changes to the discount rate. The mark-to-market loss in 2015 was caused by unfavorable changes to the discount rate.

Amounts recognized in other comprehensive income did not represent a significant portion of our total post-retirement cost. As a result of our acquisition by Brookfield (see Note 2 "Preferred share issuance and merger"), our pension and post-retirement obligations were revalued as of August 15, 2015. The result of this valuation eliminated historical components of Other Comprehensive Income.

The reconciliation of the beginning and ending balances of our pension plans' benefit obligations, fair value of assets, and funded status at December 31, 2017 and 2016 are:

	As of December 31, 2017		As of December 31, 2016
	U.S.	Foreign	U.S.	Foreign

	(Dollars in thousands)
Changes in Benefit Obligation:
Net Benefit Obligation at beginning of period	$140,230	$18,237	$142,126	$18,271
Service cost	1,305	710	1,325	698
Interest cost	5,352	199	5,744	243
Participant contributions	—	252	—	256
Plan amendments / curtailments	—	—	—	(122)
Foreign currency exchange changes	—	1,069	—	(527)
Actuarial loss (gain)	3,212	63	1,293	(18)
Benefits paid	(10,353)	(123)	(10,258)	(564)

Net benefit obligation at end of period	$139,746	$20,407	$140,230	$18,237

Changes in Plan Assets:
Fair value of plan assets at beginning of period	$100,905	$11,871	$93,897	$11,293
Actual return on plan assets	12,620	415	8,556	378
Foreign currency exchange rate changes	—	545	—	(346)
Employer contributions	6,673	658	8,710	854
Participant contributions	—	252	—	256

Benefits paid	(10,353)	(123)	(10,258)	(564)

Fair value of plan assets at end of period	$109,845	$13,618	$100,905	$11,871

Funded status (underfunded):	$(29,901)	$(6,789)	$(39,325)	$(6,366)

Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$—	$—	$—	$—

Amounts recognized in the statement of financial position:
Non-current assets	$—	$—	$—	$—
Current liabilities	(433)	(146)	(435)	(128)
Non-current liabilities	(29,468)	(6,643)	(38,890)	(6,238)
Net amount recognized	$(29,901)	$(6,789)	$(39,325)	$(6,366)

The accumulated benefit obligation for all defined benefit pension plans was $158.6 million and $157.0 million as of December 31, 2017 and 2016, respectively.

Plan assets

The accounting guidance on fair value measurements specifies a hierarchy based on the observability of inputs used in valuation techniques (Level 1, 2 and 3). See Note 9, "Fair value measurements and derivative instruments," for a discussion of the fair value hierarchy.

The following describes the methods and significant assumptions used to estimate the fair value of the investments:

Cash and cash equivalents—Valued at cost. Cash equivalents are valued at net asset value as provided by the administrator of the fund.

Foreign government bonds—Valued by the trustees using various pricing services of financial institutions.

Debt securities—Valued by the trustee at year-end using various pricing services of financial institutions, including Interactive Data Corporation, Standard & Poor's and Telekurs.

Equity securities—Valued at the closing price reported on the active market on which the security is traded.

Fixed insurance contract—Valued at the present value of the guaranteed payment streams.

Investment contracts—Valued at the total cost of annuity contracts purchased, adjusted for market differences from the date of purchase to year-end.

Collective trusts—Valued at the net asset value provided by the administrator of the fund. The net asset value is based on the value of the underlying assets owned by the fund, minus its liabilities, divided by the number of units outstanding.

The fair value of the plan assets by category is summarized below (dollars in thousands):

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total

U.S. Plan Assets
Cash and cash equivalents	$2,094	$—	$—	$2,094
Collective trusts	—	107,751	—	107,751

Total	$2,094	$107,751	$—	$109,845
International Plan Assets
Foreign government bonds	$—	$831	$—	$831
Fixed insurance contracts	—	—	12,787	12,787

Total	$—	$831	$12,787	$13,618

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total

U.S. Plan Assets
Cash and cash equivalents	$1,502	$—	$—	$1,502
Collective trusts	—	99,403	—	99,403

Total	$1,502	$99,403	$—	$100,905
International Plan Assets
Foreign government bonds	$—	$729	$—	$729
Fixed insurance contracts	—	—	11,142	11,142

Total	$—	$729	$11,142	$11,871

The following table presents the changes for those financial instruments classified within Level 3 of the valuation hierarchy for international plan pension assets for the years ended December 31, 2016 and 2017 (dollars in thousands):

Fixed insurance contracts

Balance at December 31, 2015	$10,453
Gain / contributions / currency impact	707
Distributions	(18)

Balance at December 31, 2016	11,142
Gain / contributions / currency impact	1,651
Distributions	(6)

Balance at December 31, 2017	$12,787

We annually re-evaluate assumptions and estimates used in projecting pension assets, liabilities and expenses. These assumptions and estimates may affect the carrying value of pension assets, liabilities and expenses in our Consolidated Financial Statements. Assumptions used to determine net pension costs and projected benefit obligations are:

	As of December 31,

	2017	2016

Pension Benefit Obligations Key Assumptions
Weighted average assumptions to determine benefit obligations:
Discount rate	3.20%	3.61%
Rate of compensation increase	1.57%	1.57%
Pension Cost Key Assumptions
Weighted average assumptions to determine net cost:
Discount rate	3.61%	3.86%
Expected return on plan assets	4.95%	4.97%
Rate of compensation increase	1.57%	1.84%

We adjust our discount rate annually in relation to the rate at which the benefits could be effectively settled. Discount rates are set for each plan in reference to the yields available on AA-rated corporate bonds of appropriate currency and duration. The appropriate discount rate is derived by developing an AA-rated corporate bond yield curve in each currency. The discount rate for a given plan is the rate implied by the yield curve for the duration of that plan's liabilities. In certain countries, where little public information is available on which to base discount rate assumptions, the discount rate is based on government bond yields or other indices and approximate adjustments to allow for the differences in weighted durations for the specific plans and/or allowance for assumed credit spreads between government and AA rated corporate bonds.

The expected return on assets assumption represents our best estimate of the long-term return on plan assets and generally was estimated by computing a weighted average return of the underlying long-term expected returns on the different asset classes, based on the target asset allocations. The expected return on assets assumption is a long-term assumption that is expected to remain the same from one year to the next unless there is a significant change in the target asset allocation, the fees and expenses paid by the plan or market conditions.

The rate of compensation increase assumption is generally based on salary increases.

Plan Assets.    The following table presents our retirement plan weighted average asset allocations at December 31, 2017, by asset category:

	Percentage of plan assets as of December 31, 2017

	US	Foreign

Equity securities and return seeking assets	20%	—%
Fixed income, debt securities, or cash	80%	100%

Total	100%	100%

Investment Policy and Strategy.    The investment policy and strategy of the U.S. plan is to invest approximately 20% in equities and return seeking assets and approximately 80% in fixed income securities. Rebalancing is undertaken monthly. To the extent we maintain plans in other countries, target asset allocation is 100% fixed income investments. For each plan, the investment policy is set within both asset return and local statutory requirements.

Information for our pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2016 and 2017 follows:

	2017		2016

	U.S.	Foreign	U.S.	Foreign

	(Dollars in thousands)
Accumulated benefit obligation	$139,746	$18,843	$140,230	$16,057
Fair value of plan assets	109,845	13,618	100,905	11,142

Information for our pension plans with a projected benefit obligation in excess of plan assets at December 31, 2016 and 2017 follows:

	2017		2016

	U.S.	Foreign	U.S.	Foreign

	(Dollars in thousands)
Projected benefit obligation	$139,746	$20,407	$140,230	$17,415
Fair value of plan assets	109,845	13,618	100,905	11,142

Following is our projected future pension plan cash flow by year:

	U.S.	Foreign

	(Dollars in thousands)
Expected contributions in 2018:
Expected employer contributions	$4,542	$558
Expected employee contributions	—	—
Estimated future benefit payments reflecting expected future service for the years ending December 31:
2018	9,086	864
2019	9,053	751
2020	9,083	743
2021	9,116	778
2022	9,103	771
2023 - 2027	44,783	6,285

Post-employment benefit plans

We provide life insurance benefits for eligible retired employees. These benefits are provided through various insurance companies. We accrue the estimated net postretirement benefit costs during the employees' credited service periods.

In July 2002, we amended our U.S. postretirement medical coverage. In 2003 and 2004, we discontinued the Medicare Supplement Plan (for retirees 65 years or older or those eligible for Medicare benefits). This change applied to all U.S. active employees and retirees. In June 2003, we announced the termination of the existing early retiree medical plan for retirees under age 65, effective December 31, 2005. In addition, we limited the amount of retiree's life insurance after December 31, 2004. These modifications are accounted for prospectively. The impact of these changes is being amortized over the average remaining period to full eligibility of the related postretirement benefits.

During 2009, we amended one of our U.S. plans to eliminate the life insurance benefit for certain non-pooled participants.

The components of our consolidated net postretirement costs are set forth in the following table:

	Successor

					For the period August 15 through
	2017		2016		December 31, 2015

	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

	(Dollars in thousands)
Service cost	$—	$2	$—	$4	—	$5
Interest cost	333	653	360	764	142	289
Plan amendment / curtailment	—	—	—	(993)	—	—
Mark-to-market (gain) loss	(1,257)	742	(191)	(225)	(100)	(621)

Post-employment benefits cost (benefit)	$(924)	$1,397	$169	$(450)	$42	$(327)

	Successor

	For the period January 1 through August 14, 2015

	U.S.	Foreign

	(Dollars in thousands)
Service cost	$—	$9
Interest cost	223	433
Plan amendment / curtailment	—	—
Mark-to-market (gain) loss	—	—

Post-employment benefits cost (benefit)	$223	$442

Amounts recognized in other comprehensive income did not represent a significant portion of our total post-retirement cost. As a result of our acquisition by Brookfield (see Note 2 "Preferred Share Issuance and Merger"), our pension and post-retirement obligations were revalued as of August 15, 2015. The result of this valuation eliminated historical components of Other Comprehensive Income.

The reconciliation of beginning and ending balances of benefit obligations under, fair value of assets of, and the funded status of, our postretirement plans is set forth in the following table:

	As of December 31, 2017		As of December 31, 2016
Postretirement benefits	U.S.	Foreign	U.S.	Foreign

	(Dollars in thousands)
Changes in Benefit Obligation:
Net benefit obligation at beginning of period	$10,175	$10,700	$10,859	$11,296
Service cost	—	2	—	4
Interest cost	333	653	360	764
Foreign currency exchange rates	—	931	—	709
Actuarial loss (gain)	(1,257)	742	(191)	(225)
Gross benefits paid	(790)	(856)	(853)	(855)
Plan amendment	—	—	—	(993)
Net benefit obligation at end of period	$8,461	$12,172	$10,175	$10,700

Changes in Plan Assets:
Fair value of plan assets at beginning of period	$—	$—	$—	$—
Employer contributions	790	856	853	855
Gross benefits paid	(790)	(856)	(853)	(855)

Fair value of plan assets at end of period	$—	$—	$—	$—

Funded status:	$(8,461)	$(12,172)	$(10,175)	$(10,700)

Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$—	$—	$—	$—

Amounts recognized in the statement of financial position:
Current liabilities	$(855)	$(912)	$(1,134)	$(738)
Non-current liabilities	(7,606)	(11,260)	(9,041)	(9,962)

Net amount recognized	$(8,461)	$(12,172)	$(10,175)	$(10,700)

We annually re-evaluate assumptions and estimates used in projecting the postretirement liabilities and expenses. These assumptions and estimates may affect the carrying value of postretirement plan liabilities and expenses in our Consolidated Financial Statements. Assumptions used to determine net postretirement benefit costs and postretirement projected benefit obligation are set forth in the following table:

Postretirement benefit obligations

	2017	2016

Weighted average assumptions to determine benefit obligations:
Discount rate	5.07%	4.80%
Health care cost trend on covered charges:
Initial	6.86%	6.80%
Ultimate	6.23%	5.96%
Years to ultimate	8	8

Postretirement benefit costs

	2017	2016

Weighted average assumptions to determine net cost:
Discount rate	4.80%	5.10%
Health care cost trend on covered charges:
Initial	6.80%	6.67%
Ultimate	5.96%	6.48%
Years to ultimate	7	1

Assumed health care cost trend rates have a significant effect on the amounts reported for our postretirement benefits. A one-percentage point change in assumed health care cost trend rates would have the following effects at December 31, 2017:

	One percentage point increase		One percentage point decrease
	U.S.	Foreign	U.S.	Foreign

	(Dollars in thousands)
Effect on total service cost and interest cost components	$2	$60	$(2)	$(50)
Effect on benefit obligations	$28	$639	$(27)	$(546)

Discount rates are set for each plan in reference to the yields available on AA-rated corporate bonds of appropriate currency and duration. The appropriate discount rate is derived by developing an AA-rated corporate bond yield curve in each currency. The discount rate for a given plan is the rate implied by the yield curve for the duration of that plan's liabilities. In certain countries, where little public information is available on which to base discount rate assumptions, the discount rate is based on government bond yields or other indices and approximate adjustments to allow for the differences in weighted durations for the specific plans and/or allowance for assumed credit spreads between government and AA-rated corporate bonds.

The following table represents projected future postretirement cash flow by year:

	U.S.	Foreign

	(Dollars in thousands)
Expected contributions in 2018:
Expected employer contributions	$855	$912
Expected employee contributions	—	—
Estimated future benefit payments reflecting expected future service for the years ending December 31:
2018	855	912
2019	800	907
2020	740	909
2021	678	900
2022	622	885
2020 - 2024	2,415	4,518

Savings plan

Our employee savings plan provides eligible employees the opportunity for long-term savings and investment. The plan allows employees to contribute up to 5% of pay as a basic contribution and an additional 45% of pay as supplemental contribution. We contributed $1.6 million to our Savings Plan in 2017 and $2.5 million in 2016.